Change of presentation of expenses and IFRS 3 adjustment (Tables)	6 Months Ended
Jun. 30, 2022
Change of presentation of expenses and IFRS 3 adjustment
Schedule of effects of the change in the statement of income

	Six Months Ended June 30,				Year Ended December 31,
(SEK in thousands)	2021	Adjustment	Re-classification	2021	2021	Re-classification	2021

Net sales	—	—	—	—	229,347	—	229,347
Operating expenses
Research and development expenses	(165,097)	—	—	(165,097)	(357,485)	—	(357,485)
Marketing and selling expenses	—	—	(77,794)	(77,794)	—	(179,603)	(179,603)
Administrative expenses	(143,151)	—	77,794	(65,357)	(390,232)	179,603	(210,629)
Other operating income/expenses	(1,931)	—	—	(1,931)	(6,085)	—	(6,085)
Operating loss	(310,179)	—	—	(310,179)	(524,456)	—	(524,456)
Net financial income/(expenses)	8,793	—	—	8,793	11,083	—	11,083
Loss before income tax	(301,386)	—	—	(301,386)	(513,373)	—	(513,373)
Income tax	11,445	(7,089)	—	4,356	3,836	—	3,836
Loss for the period	(289,940)	(7,089)	—	(297,030)	(509,537)	—	(509,537)

Schedule of adjustment regarding statements of financial position

	June 30,
(SEK in thousands)	2021	Adjustment	2021

ASSETS
Non-current assets
Other intangible assets	433,646	(33,569)	400,078
Goodwill	47,663	(9,344)	38,320
Other non-current assets	13,663	—	13,663
Total non-current assets	494,973	(42,912)	452,060

Current assets	736,582	—	736,582
TOTAL ASSETS	1,231,555	(42,912)	1,188,643

EQUITY AND LIABILITIES
Equity
Share capital	1,998	—	1,998
Additional paid in capital	2,141,445	—	2,141,445
Retained earnings, including net loss for the period	(1,205,601)	(6,636)	(1,212,237)
Equity attributable to equity holders of the Parent Company	937,842	(6,636)	931,206
Non-controlling interests	32,860	(688)	32,172
Total equity	970,702	(7,324)	963,378

Non-current liabilities
Deferred tax liabilities	68,849	(35,588)	33,261
Other non-current liabilities	69,943	—	69,943
Total non-current liabilities	138,792	(35,588)	103,204

Current liabilities	122,060	—	122,060
TOTAL EQUITY AND LIABILITIES	1,231,555	(42,912)	1,188,643